Subsequent events (Details) $ in Millions		12 Months Ended
	Feb. 13, 2024 USD ($) t oz	Dec. 31, 2023
Greenstone Partnership
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation		50.00%
Entering into significant commitments or contingent liabilities | Mount Milligan Mine
Statement Line Items [Line Items]
Contractual commitment, incremental payment as a percent of annual free cash flow	5.00%
Contractual commitment, percent of free cash flow	10.00%
Entering into significant commitments or contingent liabilities | Royal Gold Inc
Statement Line Items [Line Items]
Contractual commitment to deliver gold	50,000
Committment, upfront cash payment | $	$ 24.5
Contractual commitment to deliver gold, tranche total	33,333
Contractual commitment to deliver gold, per tranche	11,111
Contractual commitment, remaining delivery term	5 years
Entering into significant commitments or contingent liabilities | First Threshold Date | Royal Gold Inc
Statement Line Items [Line Items]
Contractual commitment to deliver gold	375,000
Contractual commitment to deliver copper | t	30,000
Entering into significant commitments or contingent liabilities | Second Threshold Date | Royal Gold Inc
Statement Line Items [Line Items]
Contractual commitment to deliver gold	665,000
Contractual commitment to deliver copper | t	60,000